Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$ 329,735	$ 212,545
Other	6,660	83
Deferred income tax liabilities	336,395	212,628
Offsetting of assets	(245,632)	(165,177)
Deferred tax liabilities	90,763	47,451
Deferred Tax Assets:
Losses (expire from time to time)	655	141,275
Long-term incentive plan	208	12,810
Other	1,401	4,386
Deferred income tax assets	2,264	158,471
Offsetting of liabilities	(29)	(151,912)
Deferred tax assets	2,235	6,559
Net Deferred Tax Liability	$ 88,528	$ 40,892	$ (147)